UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2011

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Intermediate Bond Fund of America®

[photo of shovels and digging forks in a wheelbarrow]

Semi-annual report for the six months ended February 28, 2011

Intermediate Bond Fund of America seeks to provide current income consistent with its maturity and quality standards described in the prospectus and preservation of capital.

This fund is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2011 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years
Reflecting 2.50% maximum sales charge*	1.15%	3.26%	3.34%

*The maximum initial sales charge was 3.75% prior to November 1, 2006.

The total annual fund operating expense ratio was 0.62% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 22 to 25 for details.

Results for other share classes can be found on page 28.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

[photo of shovels and digging forks in a wheelbarrow]

Growing confidence in the U.S. economy helped push interest rates higher during the first half of Intermediate Bond Fund of America’s fiscal year. Late in the period, however, external factors such as unrest in Egypt and much of the Middle East, rising oil prices, and continued concerns about Europe’s debt problems reversed the trend and prompted a return to safety.

In that see-saw environment, for the six months ended February 28, 2011, Intermediate Bond Fund of America produced a total return of –0.6%, with dividends reinvested. In comparison, the fund’s peer group, as measured by the Lipper Short-Intermediate Investment Grade Debt Funds Average, returned +0.3%. The unmanaged Barclays Capital U.S. Government/Credit 1–7 Years ex BBB Index, a broad measure of the market in which the fund invests, returned –0.4%. The index’s return does not include expenses, which are included in the fund’s result and the Lipper average. For the period, the fund’s result lagged largely because it held fewer lower quality bonds (which fared better during the period) than its peer groups. Results for longer time periods are shown in the table below.

[Begin Sidebar]
Results at a glance
For periods ended February 28, 2011, with distributions reinvested

	Total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime
				(since 2/19/88)
Intermediate Bond Fund
of America (Class A shares)	3.37%	3.72%	3.67%	5.56%

Lipper Short-Intermediate Investment
Grade Debt Funds Average*	4.52	4.72	4.38	6.02

Barclays Capital U.S. Government/
Credit 1–7 Years ex BBB Index†	3.27	5.22	4.82	6.33

*Results of the Lipper average do not reflect the effect of sales charges, account fees or taxes.
†The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.
[End Sidebar]

Bond market overview

The U.S. economy was showing signs of a gradual recovery as the fund’s fiscal year began on September 1, 2010, and positive signals continued through the period. Real gross domestic product climbed 3.1% on an annualized basis in the fourth quarter of 2010, and the employment picture brightened. With the economy seemingly on track, investors moved out of Treasury bonds, seeking greater returns and accepting higher risk in other asset classes. This move also reflected fears of a potential federal funds rate hike by the Federal Reserve. The selling continued from November until early February, resulting in lower Treasury prices and a rise in yields. (A bond’s price moves in the opposite direction from its yield.) Yields on 5-year Treasuries rose to a February 2011 peak of 2.40% from a low of 1.04% on November 4, 2010. A mixed response to government auctions of Treasuries in December added to the pressure. Mortgage-backed obligation bonds held up, as a rise in interest rates reduced the likelihood that the underlying loans would be refinanced by homeowners. The Federal Reserve maintained its target of between zero and 0.25% for its benchmark federal funds rate.

In February, growing turmoil in the Middle East, higher oil prices and lingering concerns about European sovereign debt problems helped spark an increase in demand for bonds. The yield on 5-year Treasuries fell to 2.13% by the end of the period.

In this environment, the fund’s investments in U.S. government bonds suffered a point-to-point decline, although the fund’s shorter-than-benchmark duration helped to mitigate the negative impact. (Duration is a measure of the interest-rate sensitivity of a bond.) Corporate bonds and mortgage-backed securities held up better than Treasuries, and investments in these areas of the market helped the fund.

Inside the portfolio

The fund’s portfolio managers continued to focus on high-quality holdings in an effort to reduce risk. They trimmed the fund’s Treasury holdings during the period to 40.2% of net assets from 41.2%, opting to invest more in corporate bonds (which ended the period at 23.5% of net assets, up from 20.4% six months previous). In the corporate bond sector, banks and diversified financials — with their stronger balance sheets and improved credit profiles — became more appealing to investors. The fund also increased its position in higher yielding intermediate-term mortgage-backed securities, which were particularly attractive because of higher credit quality and lower prepayment risk.

Short-term securities and cash, which made up 7.3% of net assets when the fiscal half-year began, declined to 2.9%. This reflects the attractive opportunities that became available during the period. The summary portfolio, beginning on page 4, offers more complete details of the securities and sectors held by the fund as of February 28, 2011.

Looking ahead

While economic optimism is on the rise, there are many risks to growth. The threat of inflation is apparent around the globe, bringing with it the possibility of higher interest rates. Should inflation begin to climb, the Fed may be forced to act more quickly than expected. Moreover, high oil prices may act as a tax on consumers, reducing spending power on other goods and services. We believe the pace of recovery will be gradual, and we expect much uncertainty, including, for example, when the government unwinds the extensive economic support it implemented during the financial crisis.

Intermediate Bond Fund of America provides a middle path between short-term instruments (which often have greater stability of principal) and longer term securities (which generally offer higher yields), making it an appropriate choice for investors with near-term goals and the desire to preserve capital. We position the fund conservatively, in terms of both credit quality and duration, so as to reduce risk for shareholders. As always, we continue to monitor the economic and interest rate environments to anticipate changes in the bond markets and thus reduce volatility.

We thank you for your confidence and support, and look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ John H. Smet

John H. Smet
President

April 11, 2011

For current information about the fund, visit americanfunds.com.

[Begin Sidebar]
The fund’s 30-day yield for Class A shares as of March 31, 2011, calculated in accordance with the Securities and Exchange Commission formula, was 1.41%. The fund’s distribution rate for Class A shares as of that date was 2.38%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.
[End Sidebar]

Summary investment portfolio   February 28, 2011
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Investment mix by security type	Percent of net assets
U.S. Treasury bonds & notes	40.2%
Corporate bonds & notes	23.5
Mortgage-backed obligations	18.9
Federal agency bonds & notes	8.5
Other securities	6.0
Short-term securities & other assets less liabilities	2.9
[end pie chart]

Quality breakdown*	Percent of net assets

U.S. government obligations†	44.9%
Federal agencies	20.2
Aaa/AAA	6.0
Aa/AA	11.1
A/A	9.7
Baa/BBB	5.1
Unrated	0.1
Short-term securities & other assets less liabilities	2.9

*Bond ratings which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's, Standard & Poor's and/or Fitch as an indication of an issuer's creditworthiness. If agency ratings differ, securities are put in the highest category consistent with fund investment policies. Securities in the "unrated" category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with fund investment policies.

†These securities are guaranteed by the full faith and credit of the United States government.

	Principal		Percent
	amount	Value	of net
Bonds & notes - 97.03%	(000)	(000)	assets

U.S. Treasury bonds & notes - 40.18%
U.S. Treasury:
4.875% 2011	$253,750	$256,749
0.625% 2012	68,400	68,630
4.25% 2012	78,500	83,187
4.50% 2012	125,000	130,635
4.75% 2012	30,000	31,651
4.875% 2012	95,000	99,170
1.875% 2013 (1)	40,870	44,125
3.125% 2013	209,000	220,658
3.375% 2013	156,750	166,364
3.375% 2013	31,750	33,643
3.625% 2013	52,750	56,113
4.25% 2013	121,680	131,704
1.75% 2014	51,740	52,605
1.875% 2014	45,950	46,921
2.25% 2014	166,000	171,096
2.625% 2014	188,250	196,177
4.00% 2014	149,500	162,184
1.625% 2015 (1)	31,622	34,282
1.75% 2015	100,000	99,523
1.875% 2015 (1)	28,169	31,024
2.25% 2015	58,000	59,387
4.125% 2015	50,000	54,862
4.25% 2015	50,000	55,155
2.375% 2016	50,000	50,494
3.25% 2016	40,000	41,728
4.50% 2016	100,000	111,410
5.125% 2016	96,500	110,530
7.50% 2016	40,000	50,992
4.25% 2017	50,000	54,742
4.50% 2017	32,150	35,757
4.625% 2017	121,500	136,108
8.75% 2017	25,000	34,006
3.50% 2018	172,575	180,375
3.625% 2019	38,750	40,209
1.25%-8.75% 2011-2040 (1)	341,300	371,672	40.18%
		3,503,868	40.18

Corporate bonds & notes - 23.54%
Financials - 8.86%
Countrywide Financial Corp., Series B, 5.80% 2012	12,750	13,448
Bank of America Corp. 3.70%-5.75% 2015-2017	17,070	17,735	.36
Other securities		741,188	8.50
		772,371	8.86

Health care - 2.19%
Roche Holdings Inc. 5.00% 2014 (2)	29,500	32,227	.37
Other securities		158,640	1.82
		190,867	2.19

Telecommunication services - 2.19%
SBC Communications Inc. 6.25% 2011	34,250	34,310	.39
Other securities		156,382	1.80
		190,692	2.19

Other corporate bonds & notes - 10.30%
Other securities		898,608	10.30

Total corporate bonds & notes		2,052,538	23.54

Mortgage-backed obligations - 18.91%
Federal agency mortgage-backed obligations (3) - 16.33%
Fannie Mae:
4.50% 2024	30,326	31,787
4.50% 2025	60,892	63,898
3.50% 2026	70,000	70,153
6.00% 2038	34,530	37,515
4.00% 2040	29,850	29,476
0%-11.672% 2015-2047 (4)	890,887	919,580	13.22
Freddie Mac:
4.00% 2041	37,700	37,123
0%-7.283% 2016-2039 (4)	121,290	126,980	1.88
Government National Mortgage Assn.:
4.50% 2040	48,989	50,985
3.50%-4.50% 2039-2040	50,694	51,214	1.17
Other securities		5,070	.06
		1,423,781	16.33

Commercial mortgage-backed securities (3) - 1.82%
Fannie Mae 4.491%-5.341% 2012	21,640	22,845	.26
Other securities		135,810	1.56
		158,655	1.82

Other mortgage-backed securities (3) - 0.63%
Bank of America 5.50% 2012 (2)	13,750	14,409	.16
Other securities		40,810	.47
		55,219	.63

Collateralized mortgage-backed obligations (privately originated) - 0.13%
Other securities		11,056	.13

Total mortgage-backed obligations		1,648,711	18.91

Federal agency bonds & notes - 8.48%
Fannie Mae:
1.75% 2011	33,800	33,837
6.00% 2011	35,000	35,436
1.625%-5.50% 2011-2016	114,580	116,551	2.13
Freddie Mac:
1.625% 2013	65,000	66,027
0.232%-5.50% 2011-2016 (4)	87,220	89,133	1.78
Federal Home Loan Bank 1.125%-5.375% 2011-2016	94,670	96,901	1.11
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375%-3.125% 2012	34,000	34,923	.40
Other securities		266,396	3.06
		739,204	8.48

Other - 5.92%
Other securities		516,673	5.92

Total bonds & notes (cost: $8,222,468,000)		8,460,994	97.03

			Percent
		Value	of net
Preferred securities - 0.03%		(000)	assets

U.S. government agency securities - 0.03%
Other securities		2,720	.03

Total preferred securities (cost: $3,985,000)		2,720	.03

	Principal		Percent
	amount	Value	of net
Short-term securities - 3.75%	(000)	(000)	assets

Freddie Mac 0.16%-0.21% due 3/21-7/6/2011	$138,452	$138,401	1.59%
U.S. Treasury Bills 0.134%-0.187% due 3/10-6/16/2011	66,750	66,730	.77
Federal Farm Credit Banks 0.20% due 6/6-6/9/2011	43,600	43,580	.50
Coca-Cola Co. 0.21%-0.25% due 3/29-5/31/2011 (2)	37,700	37,685	.43
Bank of America Corp. 0.17% due 3/1/2011	23,900	23,900	.27
Federal Home Loan Bank 0.155% due 3/11/2011	16,500	16,499	.19

Total short-term securities (cost: $326,773,000)		326,795	3.75

Total investment securities (cost: $8,553,226,000)		8,790,509	100.81
Other assets less liabilities		(70,398)	(.81)

Net assets		$8,720,111	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $7,721,000, which represented .09% of the net assets of the fund.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Index-linked bond whose principal amount moves with a government retail price index.
(2) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $887,689,000, which represented 10.18% of the net assets of the fund.

(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Coupon rate may change periodically.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at February 28, 2011	(dollars in thousands)

Assets:
Investment securities, at value (cost: $8,553,226)		$8,790,509
Cash		88
Receivables for:
Sales of investments	$70,976
Sales of fund's shares	18,354
Interest	58,397	147,727
		8,938,324
Liabilities:
Payables for:
Purchases of investments	184,461
Repurchases of fund's shares	24,650
Dividends on fund's shares	1,362
Investment advisory services	1,590
Services provided by related parties	5,842
Trustees' deferred compensation	183
Other	125	218,213
Net assets at February 28, 2011		$8,720,111

Net assets consist of:
Capital paid in on shares of beneficial interest		$8,728,592
Distributions in excess of net investment income		(5,148)
Accumulated net realized loss		(240,616)
Net unrealized appreciation		237,283
Net assets at February 28, 2011		$8,720,111

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (650,248 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$6,180,176	460,848	$13.41
Class B	125,757	9,378	13.41
Class C	341,406	25,458	13.41
Class F-1	527,812	39,358	13.41
Class F-2	245,459	18,304	13.41
Class 529-A	298,331	22,246	13.41
Class 529-B	16,786	1,252	13.41
Class 529-C	87,517	6,526	13.41
Class 529-E	14,751	1,100	13.41
Class 529-F-1	60,793	4,533	13.41
Class R-1	13,041	972	13.41
Class R-2	160,449	11,964	13.41
Class R-3	162,887	12,146	13.41
Class R-4	117,952	8,796	13.41
Class R-5	39,986	2,982	13.41
Class R-6	327,008	24,385	13.41

See Notes to Financial Statements

Statement of operations
for the six months ended February 28, 2011*	(dollars in thousands)

Investment income:
Income:
Interest		$127,809

Fees and expenses†:
Investment advisory services	$10,503
Distribution services	13,333
Transfer agent services	3,523
Administrative services	2,062
Reports to shareholders	342
Registration statement and prospectus	374
Trustees' compensation	60
Auditing and legal	8
Custodian	22
Other	252
Total fees and expenses before reimbursement	30,479
Less administrative services reimbursement	1
Total fees and expenses after reimbursement		30,478
Net investment income		97,331

Net realized gain and unrealized depreciation
on investments:
Net realized gain on investments		40,663
Net unrealized depreciation on investments		(198,067)
Net realized gain and unrealized depreciation
on investments		(157,404)
Net decrease in net assets resulting
from operations		$(60,073)

Statements of changes in net assets	(dollars in thousands)
	Six months ended February 28, 2011*	Year ended August 31, 2010
Operations:
Net investment income	$97,331	$203,643
Net realized gain on investments	40,663	35,873
Net unrealized (depreciation) appreciation on investments	(198,067)	324,149
Net (decrease) increase in net assets resulting from operations	(60,073)	563,665

Dividends paid or accrued to shareholders from net investment income	(102,607)	(208,835)

Net capital share transactions	(577,743)	1,741,789

Total (decrease) increase in net assets	(740,423)	2,096,619

Net assets:
Beginning of period	9,460,534	7,363,915
End of period (including distributions in excess of and undistributed
net investment income: $(5,148) and $128, respectively)	$8,720,111	$9,460,534

*Unaudited.
†Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Notes to financial statements
    unaudited

1.	Organization

Intermediate Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income consistent with its maturity and quality standards described in the prospectus and preservation of capital. Effective November 1, 2010, the fund reorganized from a Massachusetts business trust to a Delaware statutory trust in accordance with a proposal approved by shareholders on November 24, 2009.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B, 529-B, C and 529-C shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds & notes:
U.S. Treasury bonds & notes	$-	$3,503,868	$-	$3,503,868
Corporate bonds & notes	-	2,047,162	5,376	2,052,538
Mortgage-backed obligations	-	1,648,711	-	1,648,711
Federal agency bonds & notes	-	739,204	-	739,204
Other securities	-	514,328	2,345	516,673
Preferred securities	-	2,720	-	2,720
Short-term securities	-	326,795	-	326,795
Total	$-	$8,782,788	$7,721	$8,790,509

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the six months ended February 28, 2011 (dollars in thousands):

	Beginning value at 9/1/2010	Net sales	Net unrealized appreciation (*)	Net transfers into Level 3(†)	Ending value at 2/28/2011
Investment securities	$2,257	$(1,458)	$118	$6,804	$7,721

Net unrealized appreciation during the period on Level 3 investment securities held at February 28, 2011 (dollars in thousands) (*):					$118

(*) Net unrealized appreciation are included in the related amounts on investments in the statement of operations.
(†) Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2011, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for tax years before 2005.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; paydowns on fixed-income securities; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2010, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed ordinary income		$2,110
Capital loss carryforwards*:
Expiring 2011	$(13,436)
Expiring 2012	(2,039)
Expiring 2014	(11,583)
Expiring 2015	(40,678)
Expiring 2017	(52,350)
Expiring 2018	(157,203)	(277,289)
Post-October capital loss deferrals (realized during the period November 1, 2009, through August 31, 2010)†		(1,789)

*The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

†These deferrals are considered incurred in the subsequent year.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after August 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of February 28, 2011, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$262,289
Gross unrealized depreciation on investment securities	(27,558)
Net unrealized appreciation on investment securities	234,731
Cost of investment securities	8,555,778

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended February 28, 2011	Year ended August 31, 2010
Class A	$75,107	$152,634
Class B	1,173	3,478
Class C	2,857	6,576
Class F-1	6,175	13,166
Class F-2	3,159	7,227
Class 529-A	3,286	6,015
Class 529-B	149	417
Class 529-C	683	1,424
Class 529-E	142	282
Class 529-F-1	701	1,266
Class R-1	114	233
Class R-2	1,265	2,826
Class R-3	1,639	3,617
Class R-4	1,355	2,433
Class R-5	532	1,070
Class R-6	4,270	6,171
Total	$102,607	$208,835

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.15% on such assets in excess of $6 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 28, 2011, the investment advisory services fee was $10,503,000, which was equivalent to an annualized rate of 0.231% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of February 28, 2011, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended February 28, 2011, the total administrative services fees paid by CRMC were $1,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC.

Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended February 28, 2011, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services		Commonwealth of Virginia administrative services
Class A	$7,853	$3,444	Not applicable	Not applicable		Not applicable
Class B	751	79	Not applicable	Not applicable		Not applicable
Class C	1,877	Included in administrative services	$240	$42		Not applicable
Class F-1	677		409	24		Not applicable
Class F-2	Not applicable		107	3		Not applicable
Class 529-A	304		128	25		$146
Class 529-B	103		9	3		10
Class 529-C	465		41	12		47
Class 529-E	36		6	1		7
Class 529-F-1	-		25	5		29
Class R-1	75		8	4		Not applicable
Class R-2	622		123	224		Not applicable
Class R-3	421		121	70		Not applicable
Class R-4	149		87	4		Not applicable
Class R-5	Not applicable		20	1		Not applicable
Class R-6	Not applicable		81	-	*	Not applicable
Total	$13,333	$3,523	$1,405	$418		$239

*Amount less than one thousand.

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $60,000, shown on the accompanying financial statements, includes $37,000 in current fees (either paid in cash or deferred) and a net increase of $23,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended February 28, 2011
Class A	$815,106	60,242	$71,658	5,299	$(1,313,359)	(97,268)	$(426,595)	(31,727)
Class B	9,605	709	1,123	83	(57,280)	(4,238)	(46,552)	(3,446)
Class C	32,452	2,401	2,631	195	(100,900)	(7,463)	(65,817)	(4,867)
Class F-1	126,270	9,330	5,953	440	(168,133)	(12,420)	(35,910)	(2,650)
Class F-2	46,309	3,426	2,015	149	(54,261)	(4,002)	(5,937)	(427)
Class 529-A	51,357	3,798	3,320	246	(35,191)	(2,610)	19,486	1,434
Class 529-B	1,656	122	149	11	(8,537)	(631)	(6,732)	(498)
Class 529-C	11,300	837	687	51	(19,956)	(1,482)	(7,969)	(594)
Class 529-E	2,430	180	144	11	(1,911)	(142)	663	49
Class 529-F-1	12,783	946	709	52	(5,558)	(413)	7,934	585
Class R-1	2,545	188	112	8	(7,927)	(584)	(5,270)	(388)
Class R-2	26,820	1,983	1,271	94	(39,424)	(2,919)	(11,333)	(842)
Class R-3	30,396	2,249	1,648	122	(38,537)	(2,855)	(6,493)	(484)
Class R-4	22,300	1,653	1,371	101	(24,558)	(1,821)	(887)	(67)
Class R-5	7,948	587	536	40	(13,268)	(979)	(4,784)	(352)
Class R-6	59,118	4,365	4,340	321	(45,005)	(3,351)	18,453	1,335
Total net increase
(decrease)	$1,258,395	93,016	$97,667	7,223	$(1,933,805)	(143,178)	$(577,743)	(42,939)

Year ended August 31, 2010
Class A	$2,759,520	207,395	$140,965	10,587	$(1,734,170)	(130,472)	$1,166,315	87,510
Class B	53,428	4,012	3,214	242	(95,952)	(7,219)	(39,310)	(2,965)
Class C	168,269	12,634	5,955	447	(118,300)	(8,905)	55,924	4,176
Class F-1	286,999	21,573	12,086	908	(227,030)	(17,054)	72,055	5,427
Class F-2	147,016	11,049	4,582	345	(151,185)	(11,381)	413	13
Class 529-A	112,196	8,436	5,970	448	(44,097)	(3,311)	74,069	5,573
Class 529-B	6,970	523	414	31	(7,545)	(565)	(161)	(11)
Class 529-C	40,812	3,062	1,414	106	(20,335)	(1,525)	21,891	1,643
Class 529-E	5,771	435	280	21	(2,977)	(224)	3,074	232
Class 529-F-1	20,348	1,533	1,258	95	(6,553)	(492)	15,053	1,136
Class R-1	12,516	939	230	17	(4,550)	(343)	8,196	613
Class R-2	75,654	5,689	2,794	209	(56,500)	(4,250)	21,948	1,648
Class R-3	90,904	6,816	3,563	268	(81,931)	(6,147)	12,536	937
Class R-4	78,513	5,907	2,404	181	(43,189)	(3,255)	37,728	2,833
Class R-5	29,521	2,219	1,060	80	(21,883)	(1,647)	8,698	652
Class R-6	295,391	22,344	6,105	457	(18,136)	(1,354)	283,360	21,447
Total net increase
(decrease)	$4,183,828	314,566	$192,294	14,442	$(2,634,333)	(198,144)	$1,741,789	130,864

* Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $1,420,356,000 and $1,248,352,000, respectively, during the six months ended February 28, 2011.

Financial highlights(1)

			(Loss) income from investment operations(2)
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)

Class A:	Six months ended 2/28/2011(5)	$13.65	$.15	$(.23)	$(.08)	$(.16)	$13.41	(.62)%	$6,180	.60	%⁽⁶⁾	.60	%⁽⁶⁾	2.20	%⁽⁶⁾
	Year ended 8/31/2010	13.10	.33	.56	.89	(.34)	13.65	6.91	6,723	.62		.62		2.51
	Year ended 8/31/2009	13.02	.45	.09	.54	(.46)	13.10	4.27	5,304	.69		.68		3.46
	Year ended 8/31/2008	13.40	.57	(.37)	.20	(.58)	13.02	1.50	3,820	.70		.67		4.32
	Year ended 8/31/2007	13.39	.59	.01	.60	(.59)	13.40	4.55	3,539	.70		.67		4.39
	Year ended 8/31/2006	13.63	.53	(.24)	.29	(.53)	13.39	2.20	3,513	.71		.68		3.93

Class B:	Six months ended 2/28/2011(5)	13.65	.09	(.23)	(.14)	(.10)	13.41	(.99)	126	1.36⁽⁶⁾		1.36⁽⁶⁾		1.45⁽⁶⁾
	Year ended 8/31/2010	13.10	.23	.56	.79	(.24)	13.65	6.12	175	1.36		1.36		1.78
	Year ended 8/31/2009	13.02	.35	.09	.44	(.36)	13.10	3.51	207	1.42		1.41		2.79
	Year ended 8/31/2008	13.40	.48	(.37)	.11	(.49)	13.02	.76	207	1.43		1.40		3.61
	Year ended 8/31/2007	13.39	.49	.01	.50	(.49)	13.40	3.80	226	1.43		1.40		3.66
	Year ended 8/31/2006	13.63	.44	(.24)	.20	(.44)	13.39	1.50	263	1.42		1.39		3.23

Class C:	Six months ended 2/28/2011(5)	13.65	.09	(.23)	(.14)	(.10)	13.41	(1.02)	341	1.40⁽⁶⁾		1.40⁽⁶⁾		1.41⁽⁶⁾
	Year ended 8/31/2010	13.10	.23	.56	.79	(.24)	13.65	6.07	414	1.41		1.41		1.72
	Year ended 8/31/2009	13.02	.35	.09	.44	(.36)	13.10	3.47	342	1.46		1.46		2.69
	Year ended 8/31/2008	13.40	.47	(.37)	.10	(.48)	13.02	.71	248	1.48		1.45		3.56
	Year ended 8/31/2007	13.39	.48	.01	.49	(.48)	13.40	3.75	262	1.49		1.46		3.61
	Year ended 8/31/2006	13.63	.43	(.24)	.19	(.43)	13.39	1.44	307	1.47		1.44		3.17

Class F-1:	Six months ended 2/28/2011(5)	13.65	.14	(.23)	(.09)	(.15)	13.41	(.65)	528	.66⁽⁶⁾		.66⁽⁶⁾		2.15⁽⁶⁾
	Year ended 8/31/2010	13.10	.33	.56	.89	(.34)	13.65	6.86	573	.67		.67		2.45
	Year ended 8/31/2009	13.02	.44	.09	.53	(.45)	13.10	4.24	479	.71		.70		3.49
	Year ended 8/31/2008	13.40	.57	(.37)	.20	(.58)	13.02	1.49	518	.71		.68		4.31
	Year ended 8/31/2007	13.39	.59	.01	.60	(.59)	13.40	4.56	482	.69		.66		4.39
	Year ended 8/31/2006	13.63	.54	(.24)	.30	(.54)	13.39	2.25	446	.66		.63		3.99

Class F-2:	Six months ended 2/28/2011(5)	13.65	.16	(.23)	(.07)	(.17)	13.41	(.49)	245	.34⁽⁶⁾		.34⁽⁶⁾		2.47⁽⁶⁾
	Year ended 8/31/2010	13.10	.37	.56	.93	(.38)	13.65	7.21	256	.34		.34		2.79
	Year ended 8/31/2009	13.02	.48	.09	.57	(.49)	13.10	4.54	245	.38		.38		3.23
	Period from 8/8/2008 to 8/31/2008	13.03	.03	(.01)	.02	(.03)	13.02	.19	4	.03		.03		.27

Class 529-A:	Six months ended 2/28/2011(5)	13.65	.14	(.23)	(.09)	(.15)	13.41	(.65)	298	.67⁽⁶⁾		.67⁽⁶⁾		2.14⁽⁶⁾
	Year ended 8/31/2010	13.10	.32	.56	.88	(.33)	13.65	6.83	284	.69		.69		2.43
	Year ended 8/31/2009	13.02	.44	.09	.53	(.45)	13.10	4.21	200	.74		.73		3.42
	Year ended 8/31/2008	13.40	.57	(.37)	.20	(.58)	13.02	1.44	152	.76		.73		4.27
	Year ended 8/31/2007	13.39	.58	.01	.59	(.58)	13.40	4.49	135	.76		.73		4.33
	Year ended 8/31/2006	13.63	.52	(.24)	.28	(.52)	13.39	2.17	115	.75		.72		3.91

Class 529-B:	Six months ended 2/28/2011(5)	13.65	.09	(.23)	(.14)	(.10)	13.41	(1.05)	17	1.47⁽⁶⁾		1.47⁽⁶⁾		1.33⁽⁶⁾
	Year ended 8/31/2010	13.10	.22	.56	.78	(.23)	13.65	6.00	24	1.48		1.48		1.65
	Year ended 8/31/2009	13.02	.34	.09	.43	(.35)	13.10	3.39	23	1.54		1.53		2.65
	Year ended 8/31/2008	13.40	.46	(.37)	.09	(.47)	13.02	.64	21	1.55		1.52		3.48
	Year ended 8/31/2007	13.39	.47	.01	.48	(.47)	13.40	3.66	21	1.56		1.53		3.53
	Year ended 8/31/2006	13.63	.42	(.24)	.18	(.42)	13.39	1.37	21	1.55		1.52		3.10

Class 529-C:	Six months ended 2/28/2011(5)	13.65	.09	(.23)	(.14)	(.10)	13.41	(1.04)	88	1.46⁽⁶⁾		1.46⁽⁶⁾		1.34⁽⁶⁾
	Year ended 8/31/2010	13.10	.22	.56	.78	(.23)	13.65	6.01	97	1.47		1.47		1.65
	Year ended 8/31/2009	13.02	.34	.09	.43	(.35)	13.10	3.40	72	1.53		1.52		2.66
	Year ended 8/31/2008	13.40	.46	(.37)	.09	(.47)	13.02	.64	65	1.55		1.52		3.49
	Year ended 8/31/2007	13.39	.47	.01	.48	(.47)	13.40	3.67	70	1.56		1.53		3.54
	Year ended 8/31/2006	13.63	.42	(.24)	.18	(.42)	13.39	1.38	75	1.53		1.51		3.12

Class 529-E:	Six months ended 2/28/2011(5)	$13.65	$.12	$(.23)	$(.11)	$(.13)	$13.41	(.80)%	$15	.96	%⁽⁶⁾	.96	%⁽⁶⁾	1.85	%⁽⁶⁾
	Year ended 8/31/2010	13.10	.29	.56	.85	(.30)	13.65	6.54	14	.97		.97		2.16
	Year ended 8/31/2009	13.02	.40	.09	.49	(.41)	13.10	3.92	11	1.02		1.01		3.14
	Year ended 8/31/2008	13.40	.53	(.37)	.16	(.54)	13.02	1.16	9	1.04		1.01		3.99
	Year ended 8/31/2007	13.39	.54	.01	.55	(.54)	13.40	4.19	8	1.05		1.02		4.05
	Year ended 8/31/2006	13.63	.49	(.24)	.25	(.49)	13.39	1.89	7	1.02		1.00		3.63

Class 529-F-1:	Six months ended 2/28/2011(5)	13.65	.16	(.23)	(.07)	(.17)	13.41	(.55)	61	.46⁽⁶⁾		.46⁽⁶⁾		2.35⁽⁶⁾
	Year ended 8/31/2010	13.10	.35	.56	.91	(.36)	13.65	7.07	54	.47		.47		2.65
	Year ended 8/31/2009	13.02	.47	.09	.56	(.48)	13.10	4.44	37	.52		.52		3.63
	Year ended 8/31/2008	13.40	.60	(.37)	.23	(.61)	13.02	1.67	27	.54		.51		4.49
	Year ended 8/31/2007	13.39	.61	.01	.62	(.61)	13.40	4.71	24	.55		.52		4.55
	Year ended 8/31/2006	13.63	.55	(.24)	.31	(.55)	13.39	2.39	18	.52		.50		4.15

Class R-1:	Six months ended 2/28/2011(5)	13.65	.09	(.23)	(.14)	(.10)	13.41	(1.02)	13	1.41⁽⁶⁾		1.41⁽⁶⁾		1.40⁽⁶⁾
	Year ended 8/31/2010	13.10	.23	.56	.79	(.24)	13.65	6.06	19	1.42		1.42		1.69
	Year ended 8/31/2009	13.02	.35	.09	.44	(.36)	13.10	3.45	10	1.47		1.46		2.65
	Year ended 8/31/2008	13.40	.47	(.37)	.10	(.48)	13.02	.69	7	1.50		1.47		3.53
	Year ended 8/31/2007	13.39	.48	.01	.49	(.48)	13.40	3.69	5	1.58		1.51		3.55
	Year ended 8/31/2006	13.63	.43	(.24)	.19	(.43)	13.39	1.43	5	1.58		1.46		3.17

Class R-2:	Six months ended 2/28/2011(5)	13.65	.09	(.23)	(.14)	(.10)	13.41	(1.02)	160	1.41⁽⁶⁾		1.41⁽⁶⁾		1.40⁽⁶⁾
	Year ended 8/31/2010	13.10	.23	.56	.79	(.24)	13.65	6.06	175	1.45		1.42		1.71
	Year ended 8/31/2009	13.02	.35	.09	.44	(.36)	13.10	3.47	146	1.53		1.45		2.72
	Year ended 8/31/2008	13.40	.47	(.37)	.10	(.48)	13.02	.72	128	1.56		1.44		3.56
	Year ended 8/31/2007	13.39	.49	.01	.50	(.49)	13.40	3.76	117	1.62		1.45		3.62
	Year ended 8/31/2006	13.63	.43	(.24)	.19	(.43)	13.39	1.45	106	1.77		1.44		3.19

Class R-3:	Six months ended 2/28/2011(5)	13.65	.12	(.23)	(.11)	(.13)	13.41	(.80)	163	.98⁽⁶⁾		.98⁽⁶⁾		1.83⁽⁶⁾
	Year ended 8/31/2010	13.10	.28	.56	.84	(.29)	13.65	6.52	172	.99		.99		2.14
	Year ended 8/31/2009	13.02	.40	.09	.49	(.41)	13.10	3.90	153	1.04		1.03		3.14
	Year ended 8/31/2008	13.40	.53	(.37)	.16	(.54)	13.02	1.15	133	1.04		1.01		3.99
	Year ended 8/31/2007	13.39	.54	.01	.55	(.54)	13.40	4.17	119	1.07		1.04		4.02
	Year ended 8/31/2006	13.63	.48	(.24)	.24	(.48)	13.39	1.83	105	1.09		1.05		3.57

Class R-4:	Six months ended 2/28/2011(5)	13.65	.14	(.23)	(.09)	(.15)	13.41	(.65)	118	.65⁽⁶⁾		.65⁽⁶⁾		2.16⁽⁶⁾
	Year ended 8/31/2010	13.10	.33	.56	.89	(.34)	13.65	6.87	121	.65		.65		2.46
	Year ended 8/31/2009	13.02	.44	.09	.53	(.45)	13.10	4.25	79	.70		.69		3.47
	Year ended 8/31/2008	13.40	.57	(.37)	.20	(.58)	13.02	1.48	61	.72		.69		4.30
	Year ended 8/31/2007	13.39	.59	.01	.60	(.59)	13.40	4.53	47	.71		.68		4.39
	Year ended 8/31/2006	13.63	.53	(.24)	.29	(.53)	13.39	2.20	33	.71		.68		3.96

Class R-5:	Six months ended 2/28/2011(5)	13.65	.16	(.23)	(.07)	(.17)	13.41	(.50)	40	.35⁽⁶⁾		.35⁽⁶⁾		2.46⁽⁶⁾
	Year ended 8/31/2010	13.10	.37	.56	.93	(.38)	13.65	7.18	45	.36		.36		2.76
	Year ended 8/31/2009	13.02	.48	.09	.57	(.49)	13.10	4.56	35	.39		.39		3.76
	Year ended 8/31/2008	13.40	.61	(.37)	.24	(.62)	13.02	1.79	76	.41		.38		4.62
	Year ended 8/31/2007	13.39	.63	.01	.64	(.63)	13.40	4.84	71	.42		.39		4.67
	Year ended 8/31/2006	13.63	.57	(.24)	.33	(.57)	13.39	2.51	66	.41		.38		4.24

Class R-6:	Six months ended 2/28/2011(5)	13.65	.17	(.23)	(.06)	(.18)	13.41	(.47)	327	.30⁽⁶⁾		.30⁽⁶⁾		2.51⁽⁶⁾
	Year ended 8/31/2010	13.10	.37	.56	.93	(.38)	13.65	7.24	315	.31		.31		2.77
	Period from 5/1/2009 to 8/31/2009	12.79	.14	.31	.45	(.14)	13.10	3.56	21	.12		.12		1.08

	Six months ended February 28,	Year ended August 31
	2011(5)	2010	2009	2008	2007	2006

Portfolio turnover rate for all share classes	26%	43%	87%	80%	63%	71%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
  unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2010, through February 28, 2011).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 9/1/2010	Ending account value 2/28/2011	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$993.79	$2.97	.60%
Class A -- assumed 5% return	1,000.00	1,021.82	3.01	.60
Class B -- actual return	1,000.00	990.06	6.71	1.36
Class B -- assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class C -- actual return	1,000.00	989.85	6.91	1.40
Class C -- assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class F-1 -- actual return	1,000.00	993.53	3.26	.66
Class F-1 -- assumed 5% return	1,000.00	1,021.52	3.31	.66
Class F-2 -- actual return	1,000.00	995.08	1.68	.34
Class F-2 -- assumed 5% return	1,000.00	1,023.11	1.71	.34
Class 529-A -- actual return	1,000.00	993.47	3.31	.67
Class 529-A -- assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 529-B -- actual return	1,000.00	989.51	7.25	1.47
Class 529-B -- assumed 5% return	1,000.00	1,017.50	7.35	1.47
Class 529-C -- actual return	1,000.00	989.55	7.20	1.46
Class 529-C -- assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class 529-E -- actual return	1,000.00	992.04	4.74	.96
Class 529-E -- assumed 5% return	1,000.00	1,020.03	4.81	.96
Class 529-F-1 -- actual return	1,000.00	994.49	2.27	.46
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.51	2.31	.46
Class R-1 -- actual return	1,000.00	989.81	6.96	1.41
Class R-1 -- assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class R-2 -- actual return	1,000.00	989.83	6.96	1.41
Class R-2 -- assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class R-3 -- actual return	1,000.00	991.95	4.84	.98
Class R-3 -- assumed 5% return	1,000.00	1,019.93	4.91	.98
Class R-4 -- actual return	1,000.00	993.55	3.21	.65
Class R-4 -- assumed 5% return	1,000.00	1,021.57	3.26	.65
Class R-5 -- actual return	1,000.00	995.02	1.73	.35
Class R-5 -- assumed 5% return	1,000.00	1,023.06	1.76	.35
Class R-6 -- actual return	1,000.00	995.28	1.48	.30
Class R-6 -- assumed 5% return	1,000.00	1,023.31	1.51	.30

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2011 (the most recent calendar quarter-end):
			10 years1/
	1 year	5 years	Life of class
Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares are
sold within six years of purchase	–2.04%	2.67%	3.02%
Not reflecting CDSC	2.96	3.03	3.02

Class C shares2
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	1.92	2.98	2.79
Not reflecting CDSC	2.92	2.98	2.79

Class F-1 shares3
Not reflecting annual asset-based fee charged
by sponsoring firm	3.69	3.76	3.58

Class F-2 shares3 — first sold 8/8/08
Not reflecting annual asset-based fee charged
by sponsoring firm	4.02	—	4.32

Class 529-A shares4 — first sold 2/19/02
Reflecting 2.50% maximum sales charge	1.07	3.20	3.06
Not reflecting maximum sales charge	3.67	3.72	3.34

Class 529-B shares2,4 — first sold 2/26/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–2.15	2.54	2.62
Not reflecting CDSC	2.85	2.90	2.62

Class 529-C shares2,4 — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	1.86	2.91	2.53
Not reflecting CDSC	2.86	2.91	2.53

Class 529-E shares3,4 — first sold 3/15/02	3.38	3.43	3.17

Class 529-F-1 shares3,4 — first sold 9/16/02
Not reflecting annual asset-based fee charged
by sponsoring firm	3.89	3.94	3.17

1Applicable to Classes B, C and F-1 shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on page 22 to 25 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive, Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2011, portfolio of Intermediate Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Intermediate Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Intermediate Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2011, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For 80 years, we have followed a consistent philosophy to benefit our investors. Our 33 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system
Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 27 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage FundSM
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
>Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-923-0411P

Litho in USA KBDA/AC/8086-S26163

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Intermediate Bond Fund of America®
Investment portfolio

February 28, 2011
unaudited

Bonds & notes — 97.03%	Principal amount (000)	Value (000)

U.S. TREASURY BONDS & NOTES — 40.18%
U.S. Treasury 4.50% 2011	$24,500	$25,284
U.S. Treasury 4.875% 2011	253,750	256,749
U.S. Treasury 5.125% 2011	15,000	15,249
U.S. Treasury 0.625% 2012	68,400	68,630
U.S. Treasury 1.375% 2012	6,200	6,285
U.S. Treasury 2.00% 20121	6,264	6,551
U.S. Treasury 4.25% 2012	78,500	83,187
U.S. Treasury 4.50% 2012	125,000	130,635
U.S. Treasury 4.625% 2012	20,000	21,196
U.S. Treasury 4.625% 2012	13,475	14,055
U.S. Treasury 4.75% 2012	30,000	31,651
U.S. Treasury 4.875% 2012	95,000	99,170
U.S. Treasury 1.375% 2013	2,825	2,864
U.S. Treasury 1.50% 2013	11,325	11,457
U.S. Treasury 1.875% 20131	40,870	44,125
U.S. Treasury 2.75% 2013	25,000	26,037
U.S. Treasury 3.125% 2013	209,000	220,658
U.S. Treasury 3.375% 2013	156,750	166,364
U.S. Treasury 3.375% 2013	31,750	33,643
U.S. Treasury 3.625% 2013	52,750	56,113
U.S. Treasury 4.25% 2013	121,680	131,704
U.S. Treasury 1.75% 2014	51,740	52,605
U.S. Treasury 1.875% 2014	45,950	46,921
U.S. Treasury 2.25% 2014	166,000	171,096
U.S. Treasury 2.00% 20141	14,886	16,198
U.S. Treasury 2.625% 2014	188,250	196,177
U.S. Treasury 4.00% 2014	149,500	162,184
U.S. Treasury 1.25% 2015	17,450	16,915
U.S. Treasury 1.625% 20151	31,622	34,282
U.S. Treasury 1.75% 2015	100,000	99,523
U.S. Treasury 1.875% 2015	8,075	8,094
U.S. Treasury 1.875% 20151	28,169	31,024
U.S. Treasury 2.25% 2015	58,000	59,387
U.S. Treasury 4.125% 2015	50,000	54,862
U.S. Treasury 4.25% 2015	50,000	55,155
U.S. Treasury 2.375% 2016	50,000	50,494
U.S. Treasury 3.25% 2016	40,000	41,728
U.S. Treasury 4.50% 2016	100,000	111,410
U.S. Treasury 5.125% 2016	96,500	110,530
U.S. Treasury 7.50% 2016	40,000	50,992
U.S. Treasury 2.75% 2017	10,300	10,395
U.S. Treasury 4.25% 2017	50,000	54,742
U.S. Treasury 4.50% 2017	32,150	35,757
U.S. Treasury 4.625% 2017	121,500	136,108
U.S. Treasury 8.75% 2017	25,000	34,006
U.S. Treasury 2.625% 2018	1,500	1,483
U.S. Treasury 3.50% 2018	172,575	180,375
U.S. Treasury 3.75% 2018	14,200	14,989
U.S. Treasury 4.00% 2018	10,000	10,752
U.S. Treasury 3.375% 2019	5,000	5,071
U.S. Treasury 3.625% 2019	38,750	40,209
U.S. Treasury 3.50% 2020	18,300	18,601
U.S. Treasury 3.625% 2020	13,200	13,595
U.S. Treasury 8.750% 2020	15,000	21,653
U.S. Treasury 8.75% 2020	12,300	17,822
U.S. Treasury 8.00% 2021	20,000	28,081
U.S. Treasury 7.125% 2023	15,000	20,004
U.S. Treasury 4.25% 2039	4,200	4,043
U.S. Treasury 3.875% 2040	18,400	16,525
U.S. Treasury 4.25% 2040	2,800	2,686
U.S. Treasury 4.375% 2040	16,100	15,787
		3,503,868

CORPORATE BONDS & NOTES — 23.54%
Financials — 8.86%
Citigroup Inc. 1.164% 20132	5,250	5,266
Citigroup Inc. 4.587% 2015	15,675	16,367
Citigroup Inc. 4.75% 2015	7,000	7,396
Citigroup Inc. 6.01% 2015	4,750	5,217
Société Générale 2.20% 20133	15,300	15,239
Société Générale 3.10% 20153	7,000	6,837
Société Générale 3.50% 20163	7,000	6,901
Société Générale 5.75% 20163	4,200	4,369
Kimco Realty Corp. 6.00% 2012	1,250	1,333
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,285	1,355
Kimco Realty Corp., Series C, 4.82% 2014	795	826
Kimco Realty Corp., Series C, 4.904% 2015	8,915	9,289
Kimco Realty Corp., Series C, 5.783% 2016	9,500	10,482
Kimco Realty Corp. 5.70% 2017	5,500	6,061
Kimco Realty Corp. 6.875% 2019	2,000	2,338
Countrywide Financial Corp., Series B, 5.80% 2012	12,750	13,448
Bank of America Corp. 3.70% 2015	7,000	7,079
Bank of America Corp. 4.50% 2015	5,000	5,228
Bank of America Corp. 5.75% 2017	5,070	5,428
HSBC Finance Corp. 0.553% 20142	2,250	2,198
HSBC Bank PLC 2.00% 20143	8,000	8,017
HSBC Bank PLC 3.50% 20153	10,000	10,192
HSBC Finance Corp. 0.726% 20162	4,400	4,168
HSBC Bank USA, NA 4.875% 2020	6,000	5,891
JPMorgan Chase & Co. 4.75% 2013	6,000	6,415
JPMorgan Chase & Co. 3.40% 2015	6,000	6,087
JPMorgan Chase & Co. 2.60% 2016	7,000	6,792
JPMorgan Chase & Co. 3.45% 2016	7,000	7,039
JPMorgan Chase & Co. 4.25% 2020	2,000	1,932
Simon Property Group, LP 6.75% 2014	5,655	6,366
Simon Property Group, LP 4.20% 2015	9,430	9,940
Simon Property Group, LP 6.10% 2016	7,000	7,961
Simon Property Group, LP 5.875% 2017	2,500	2,799
Simon Property Group, LP 10.35% 2019	750	1,032
MetLife Global Funding I 5.125% 20133	15,250	16,337
MetLife Global Funding I 2.50% 20153	12,000	11,714
Nordea Bank 2.125% 20143	8,000	7,997
Nordea Bank, Series 2, 3.70% 20143	18,000	18,700
Wells Fargo & Co. 3.625% 2015	10,000	10,365
Wells Fargo & Co. 3.676% 2016	9,500	9,715
Wells Fargo & Co. 5.625% 2017	5,750	6,382
Royal Bank of Scotland PLC 3.40% 2013	7,000	7,139
Royal Bank of Scotland PLC 3.95% 2015	12,000	11,975
Royal Bank of Scotland Group PLC 5.05% 2015	7,000	6,849
Morgan Stanley, Series F, 2.875% 2014	7,250	7,313
Morgan Stanley 6.00% 2014	2,365	2,590
Morgan Stanley 4.10% 2015	4,000	4,122
Morgan Stanley, Series F, 6.00% 2015	3,635	3,983
Morgan Stanley, Series F, 5.75% 2021	5,000	5,149
Scotland International Finance No. 2 BV 4.25% 20133	1,195	1,182
Lloyds TSB Bank PLC 4.875% 2016	8,000	8,151
HBOS PLC 6.75% 20183	4,750	4,521
Lloyds TSB Bank PLC 6.375% 2021	8,750	9,071
Paribas, New York Branch 6.95% 2013	5,000	5,534
BNP Paribas 3.60% 2016	7,000	7,050
BNP Paribas 5.00% 2021	10,000	10,110
Monumental Global Funding 5.50% 20133	4,500	4,792
Monumental Global Funding III 0.503% 20142,3	9,140	8,806
Monumental Global Funding III 5.25% 20143	8,500	9,006
Goldman Sachs Group, Inc. 3.625% 2012	2,125	2,197
Goldman Sachs Group, Inc. 3.625% 2016	9,500	9,493
Goldman Sachs Group, Inc. 6.15% 2018	8,560	9,391
Goldman Sachs Group, Inc. 5.375% 2020	1,475	1,518
ProLogis 7.625% 2014	10,750	12,384
ProLogis 5.625% 2016	6,260	6,724
ProLogis 6.625% 2018	3,000	3,323
UBS AG 2.25% 2014	7,000	6,975
UBS AG 5.875% 2017	14,000	15,349
Westfield Group 5.40% 20123	7,500	7,919
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20143	5,000	5,384
Westfield Group 7.50% 20143	750	858
Westfield Group 5.75% 20153	5,000	5,473
Westfield Group 5.70% 20163	1,250	1,364
Westfield Group 7.125% 20183	1,000	1,162
Bank of New York Mellon Corp., Series G, 4.95% 2012	13,500	14,412
Bank of New York Mellon Corp., Series G, 2.50% 2016	7,000	6,963
New York Life Global Funding 5.25% 20123	9,000	9,633
New York Life Global Funding 4.65% 20133	9,000	9,631
Jackson National Life Global 5.375% 20133	17,565	19,000
Barclays Bank PLC 5.45% 2012	4,000	4,254
Barclays Bank PLC 5.20% 2014	4,500	4,868
Barclays Bank PLC 6.05% 20173	4,140	4,292
Barclays Bank PLC 5.14% 2020	3,800	3,615
Australia & New Zealand Banking Group Ltd. 2.125% 20143	10,000	10,065
ANZ National (International) Ltd. 3.125% 20153	7,000	6,961
Westpac Banking Corp. 1.85% 2013	8,000	8,029
Westpac Banking Corp. 3.00% 2015	7,000	6,978
Standard Chartered PLC 3.85% 20153	10,000	10,305
Standard Chartered Bank 6.40% 20173	4,020	4,381
Northern Trust Corp. 5.50% 2013	6,500	7,165
Northern Trust Corp. 4.625% 2014	2,825	3,079
Northern Trust Corp. 5.85% 20173	2,750	3,062
Credit Suisse Group AG 2.20% 2014	8,000	8,038
Credit Suisse Group AG 5.50% 2014	3,000	3,301
TIAA Global Markets 4.95% 20133	10,000	10,773
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	9,500	10,291
ACE INA Holdings Inc. 2.60% 2015	10,090	9,949
Berkshire Hathaway Finance Corp. 4.60% 2013	4,375	4,682
Berkshire Hathaway Finance Corp. 5.00% 2013	4,500	4,908
Korea Development Bank 5.30% 2013	2,500	2,654
Korea Development Bank 8.00% 2014	5,350	6,121
Abbey National Treasury Services PLC 3.875% 20143	4,200	4,205
Sovereign Bancorp, Inc. 8.75% 2018	2,470	2,813
Santander Issuances, SA Unipersonal 6.50% 20192,3	900	923
Crédit Agricole CIB 0.853% 20122	7,500	7,498
Toyota Motor Credit Corp. 1.375% 2013	7,000	7,027
Intesa Sanpaolo SpA 2.713% 20142,3	7,000	6,996
Bank of Tokyo-Mitsubishi, Ltd. 2.45% 20153	7,000	6,858
ERP Operating LP 6.625% 2012	2,000	2,113
ERP Operating LP 5.25% 2014	4,000	4,386
PRICOA Global Funding I 5.30% 20133	5,000	5,446
Principal Life Insurance Co. 5.30% 2013	4,000	4,303
Sumitomo Mitsui Banking Corporation 3.15% 20153	3,445	3,489
American Express Co. 6.15% 2017	2,900	3,259
UniCredito Italiano SpA 6.00% 20173	3,300	3,108
US Bank NA 4.95% 2014	2,550	2,781
Liberty Mutual Group Inc. 5.75% 20143	1,500	1,595
Nationwide Mutual Insurance Co. 5.81% 20242,3	1,630	1,543
Boston Properties LP 6.25% 2013	977	1,060
Development Bank of Singapore Ltd. 7.125% 20113	200	203
		772,371

Energy — 2.32%
Shell International Finance BV 1.30% 2011	7,500	7,547
Shell International Finance BV 1.875% 2013	17,000	17,351
Shell International Finance BV 4.00% 2014	25,000	26,772
StatoilHydro ASA 2.90% 2014	3,110	3,214
StatoilHydro ASA 3.875% 2014	4,750	5,047
Statoil ASA 3.125% 2017	22,000	21,903
BP Capital Markets PLC 3.125% 2012	18,500	18,922
BP Capital Markets PLC 3.625% 20143	2,000	2,091
BP Capital Markets PLC 3.875% 2015	2,500	2,622
Total Capital Canada Ltd. 1.625% 2014	5,000	5,015
Total Capital SA 3.00% 2015	7,000	7,127
Total Capital SA 2.30% 2016	8,000	7,791
Chevron Corp. 3.95% 2014	18,000	19,273
Kinder Morgan Energy Partners LP 5.00% 2013	5,000	5,437
Kinder Morgan Energy Partners LP 5.125% 2014	5,000	5,429
Kinder Morgan Energy Partners LP 3.50% 2016	7,000	7,046
Rockies Express Pipeline LLC 6.25% 20133	11,300	12,151
BG Energy Capital PLC 2.50% 20153	7,000	6,891
Husky Energy Inc. 5.90% 2014	6,000	6,657
TransCanada PipeLines Ltd. 6.50% 2018	5,000	5,848
Enbridge Energy Partners, LP, Series B, 6.50% 2018	4,600	5,227
Enbridge Inc. 5.60% 2017	2,500	2,791
Qatar Petroleum 5.579% 20113,4	556	561
		202,713

Utilities — 2.25%
Iberdrola Finance Ireland 3.80% 20143	20,000	20,178
Scottish Power PLC 5.375% 2015	4,000	4,217
Iberdrola Finance Ireland 5.00% 20193	5,000	4,819
Niagara Mohawk Power 3.553% 20143	11,170	11,536
National Grid PLC 6.30% 2016	10,990	12,546
National Rural Utilities Cooperative Finance Corp. 1.125% 2013	6,000	5,955
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	12,000	13,163
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	500	525
Pacific Gas and Electric Co. 6.25% 2013	12,250	13,664
PG&E Corp. 5.75% 2014	5,000	5,496
Progress Energy, Inc. 6.05% 2014	16,500	18,385
Enel Finance International SA 3.875% 20143	15,550	16,048
E.ON International Finance BV 5.80% 20183	13,000	14,668
Electricité de France SA 5.50% 20143	10,000	11,013
Veolia Environnement 5.25% 2013	8,350	8,966
PSEG Power LLC, Series B, 5.125% 2012	8,343	8,838
Teco Finance, Inc. 4.00% 2016	6,000	6,107
Duke Energy Indiana, Inc. 3.75% 2020	5,000	4,839
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	500	535
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	3,100	3,551
MidAmerican Energy Holdings Co. 5.75% 2018	3,600	4,058
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	2,850	3,105
Public Service Co. of Colorado 5.80% 2018	2,250	2,563
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	1,500	1,710
		196,485

Health care — 2.19%
Novartis Capital Corp. 1.90% 2013	5,000	5,094
Novartis Capital Corp. 4.125% 2014	17,500	18,768
Novartis Capital Corp. 2.90% 2015	10,000	10,259
Novartis Securities Investment Ltd. 5.125% 2019	5,000	5,461
Roche Holdings Inc. 5.00% 20143	29,500	32,227
Roche Holdings Inc. 6.00% 20193	5,000	5,726
GlaxoSmithKline Capital Inc. 4.85% 2013	12,500	13,530
GlaxoSmithKline Capital Inc. 5.65% 2018	10,000	11,306
Pfizer Inc 5.35% 2015	10,000	11,203
Pfizer Inc 6.20% 2019	5,000	5,800
Merck & Co., Inc. 1.875% 2011	7,555	7,589
Schering-Plough Corp. 6.00% 2017	7,945	9,201
Eli Lilly and Co. 3.55% 2012	12,750	13,102
Abbott Laboratories 2.70% 2015	6,500	6,611
Abbott Laboratories 5.875% 2016	3,225	3,711
WellPoint, Inc. 6.00% 2014	4,400	4,906
WellPoint, Inc. 5.25% 2016	3,000	3,294
AstraZeneca PLC 5.40% 2012	7,000	7,498
Medco Health Solutions, Inc. 2.75% 2015	5,835	5,792
UnitedHealth Group Inc. 6.00% 2017	4,750	5,346
Express Scripts Inc. 5.25% 2012	3,160	3,315
Express Scripts Inc. 6.25% 2014	1,010	1,128
		190,867

Telecommunication services — 2.19%
SBC Communications Inc. 6.25% 2011	34,250	34,310
AT&T Inc. 4.95% 2013	8,250	8,833
AT&T Inc. 2.50% 2015	5,000	4,956
Verizon Communications Inc. 3.75% 2011	17,500	17,625
Verizon Communications Inc. 5.25% 2013	7,200	7,798
Verizon Communications Inc. 7.375% 2013	5,000	5,765
Verizon Communications Inc. 5.55% 2014	11,170	12,356
France Télécom 4.375% 2014	11,995	12,917
France Télécom 2.125% 2015	13,150	12,851
Telecom Italia Capital SA 4.95% 2014	7,225	7,430
Telecom Italia Capital SA 6.175% 2014	9,000	9,586
Telecom Italia Capital SA 5.25% 2015	7,000	7,125
Vodafone Group PLC 5.00% 2015	5,000	5,438
Vodafone Group PLC 5.375% 2015	12,000	13,201
Telefónica Emisiones, SAU 3.729% 2015	5,000	5,042
Telefónica Emisiones, SAU 4.949% 2015	5,000	5,267
Telefónica Emisiones, SAU 3.992% 2016	7,500	7,537
Singapore Telecommunications Ltd. 6.375% 20113	7,000	7,258
Deutsche Telekom International Finance BV 4.875% 2014	5,000	5,397
		190,692

Consumer staples — 1.98%
Anheuser-Busch InBev NV 7.20% 20143	10,000	11,455
Anheuser-Busch InBev NV 3.625% 2015	7,000	7,280
Anheuser-Busch InBev NV 4.125% 2015	7,500	7,978
Coca-Cola Co. 3.625% 2014	10,000	10,620
Coca-Cola Co. 1.50% 2015	10,000	9,574
Coca-Cola Co. 3.15% 2020	6,285	5,876
Kroger Co. 7.50% 2014	6,030	6,914
Kroger Co. 3.90% 2015	5,250	5,459
Kroger Co. 6.40% 2017	2,500	2,872
Wal-Mart Stores, Inc. 4.25% 2013	2,000	2,138
Wal-Mart Stores, Inc. 2.25% 2015	5,000	4,998
Wal-Mart Stores, Inc. 2.875% 2015	7,000	7,170
Wal-Mart Stores, Inc. 5.80% 2018	740	847
Kraft Foods Inc. 2.625% 2013	13,660	14,034
Walgreen Co. 4.875% 2013	10,500	11,408
Costco Wholesale Corp. 5.30% 2012	10,700	11,221
PepsiCo, Inc. 0.875% 2013	5,000	4,960
PepsiCo, Inc. 3.10% 2015	6,000	6,219
Unilever Capital Corp. 3.65% 2014	7,500	7,950
Procter & Gamble Co. 3.50% 2015	7,500	7,888
British American Tobacco International Finance PLC 9.50% 20183	5,910	7,824
Tesco PLC 5.50% 20173	6,840	7,646
Kimberly-Clark Corp. 7.50% 2018	4,500	5,634
Altria Group, Inc. 8.50% 2013	4,000	4,716
		172,681

Industrials — 1.94%
Canadian National Railway Co. 4.95% 2014	17,850	19,514
Canadian National Railway Co. 5.85% 2017	7,000	7,868
Union Pacific Corp. 5.125% 2014	6,125	6,666
Union Pacific Corp. 5.75% 2017	1,515	1,714
Union Pacific Corp. 5.70% 2018	7,465	8,409
Union Pacific Corp. 4.00% 2021	7,000	6,924
Burlington Northern Santa Fe LLC 7.00% 2014	13,480	15,396
General Electric Co. 5.00% 2013	2,000	2,143
General Electric Capital Corp., Series A, 2.25% 2015	9,500	9,214
General Electric Capital Corp., Series A, 5.625% 2017	3,000	3,290
Honeywell International Inc. 3.875% 2014	10,100	10,803
BAE Systems 2001 Asset Trust, Series 2001, Class B, 7.156% 20113,4,5	3,920	4,002
BAE Systems 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20133,4,5	1,281	1,374
BAE Systems Holdings Inc. 4.95% 20143	4,500	4,803
Northrop Grumman Corp. 3.70% 2014	9,500	9,932
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 0.65% 20152,4	9,487	9,033
United Technologies Corp. 4.50% 2020	8,215	8,568
Norfolk Southern Corp. 5.75% 2016	7,190	8,012
John Deere Capital Corp., Series D, 4.90% 2013	5,000	5,430
Caterpillar Financial Services Corp., Series F, 4.85% 2012	1,000	1,068
Caterpillar Financial Services Corp., Series F, 4.25% 2013	4,000	4,235
Lockheed Martin Corp. 4.121% 2013	5,000	5,290
Volvo Treasury AB 5.95% 20153	4,300	4,702
Koninklijke Philips Electronics NV 4.625% 2013	4,300	4,588
Atlas Copco AB 5.60% 20173	4,000	4,295
CSX Corp. 5.75% 2013	1,635	1,771
		169,044

Consumer discretionary — 1.22%
Time Warner Cable Inc. 6.20% 2013	12,000	13,255
Time Warner Cable Inc. 7.50% 2014	5,430	6,275
Time Warner Cable Inc. 8.25% 2014	1,000	1,170
Comcast Corp. 5.30% 2014	2,000	2,184
Comcast Corp. 5.85% 2015	3,000	3,344
Comcast Corp. 6.30% 2017	9,000	10,194
NBC Universal, Inc. 2.10% 20143	7,500	7,415
NBC Universal, Inc. 2.875% 20163	7,000	6,768
News America Inc. 6.90% 2019	8,500	10,016
Lowe's Companies, Inc. 4.625% 2020	8,500	8,931
McDonald's Corp., Series I, 4.30% 2013	5,000	5,304
Volkswagen International Finance NV 1.625% 20133	5,000	5,032
Nordstrom, Inc. 6.75% 2014	4,180	4,780
Target Corp. 6.00% 2018	4,055	4,668
Thomson Reuters Corp. 5.95% 2013	4,130	4,570
Kohl's Corp. 7.375% 2011	4,175	4,347
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	3,050	3,130
DaimlerChrysler North America Holding Corp. 5.875% 2011	950	952
Home Depot, Inc. 5.20% 2011	3,000	3,000
Staples, Inc. 9.75% 2014	1,000	1,209
		106,544

Information technology — 0.38%
International Business Machines Corp. 0.884% 20112	5,000	5,014
International Business Machines Corp. 2.00% 2016	7,000	6,837
International Business Machines Corp. 5.70% 2017	5,000	5,717
National Semiconductor Corp. 6.15% 2012	6,500	6,863
National Semiconductor Corp. 6.60% 2017	2,500	2,764
Cisco Systems, Inc. 2.90% 2014	5,500	5,776
		32,971

Materials — 0.21%
ArcelorMittal 3.75% 2015	7,000	7,076
BHP Billiton Finance (USA) Ltd. 5.50% 2014	5,865	6,524
Anglo American Capital PLC 2.15% 20133	4,525	4,570
		18,170

Total corporate bonds & notes		2,052,538

MORTGAGE-BACKED OBLIGATIONS — 18.91%
Federal agency mortgage-backed obligations4 — 16.33%
Fannie Mae 7.00% 2015	495	535
Fannie Mae 7.00% 2016	373	406
Fannie Mae 11.50% 2019	133	145
Fannie Mae 4.50% 2023	23,301	24,451
Fannie Mae 4.00% 2024	17,021	17,511
Fannie Mae 4.00% 2024	6,583	6,777
Fannie Mae 4.00% 2024	5,329	5,487
Fannie Mae 4.50% 2024	30,326	31,787
Fannie Mae 4.50% 2024	16,378	17,187
Fannie Mae 4.50% 2024	14,603	15,324
Fannie Mae 6.00% 2024	2,025	2,219
Fannie Mae 3.00% 2025	17,816	17,368
Fannie Mae 3.00% 2025	10,402	10,140
Fannie Mae 3.50% 2025	25,964	26,061
Fannie Mae 3.50% 2025	19,492	19,565
Fannie Mae 3.50% 2025	17,146	17,210
Fannie Mae 3.50% 2025	14,072	14,124
Fannie Mae 3.50% 2025	11,439	11,481
Fannie Mae 3.50% 2025	9,783	9,819
Fannie Mae 3.50% 2025	9,158	9,193
Fannie Mae 3.50% 2025	4,913	4,932
Fannie Mae 3.50% 2025	2,976	2,987
Fannie Mae 4.50% 2025	60,892	63,898
Fannie Mae 3.00% 2026	17,000	16,585
Fannie Mae 3.00% 2026	16,524	16,121
Fannie Mae 3.00% 2026	5,867	5,719
Fannie Mae 3.00% 2026	5,000	4,878
Fannie Mae 3.00% 2026	1,376	1,342
Fannie Mae 3.50% 2026	70,000	70,153
Fannie Mae 3.50% 2026	15,000	15,068
Fannie Mae 3.50% 2026	2,666	2,676
Fannie Mae 4.00% 2026	14,500	14,903
Fannie Mae 6.00% 2026	1,415	1,552
Fannie Mae 9.089% 20262	410	453
Fannie Mae 6.00% 2028	3,942	4,306
Fannie Mae 6.00% 2028	1,668	1,817
Fannie Mae 6.00% 2028	1,340	1,464
Fannie Mae 6.50% 2034	4,142	4,656
Fannie Mae 6.50% 2035	3,322	3,749
Fannie Mae 5.50% 2036	4,071	4,366
Fannie Mae 5.50% 2037	23,550	25,226
Fannie Mae 5.52% 20372	2,611	2,753
Fannie Mae 6.00% 2037	16,354	17,804
Fannie Mae 6.00% 2037	10,748	11,683
Fannie Mae 6.00% 2037	10,213	11,210
Fannie Mae 6.00% 2037	1,004	1,093
Fannie Mae 6.00% 2037	978	1,065
Fannie Mae 6.50% 2037	7,727	8,636
Fannie Mae 7.00% 2037	1,284	1,427
Fannie Mae 7.50% 2037	262	290
Fannie Mae 5.48% 20382	1,300	1,386
Fannie Mae 5.50% 2038	15,714	16,868
Fannie Mae 5.50% 2038	5,175	5,537
Fannie Mae 5.50% 20382	2,207	2,340
Fannie Mae 6.00% 2038	34,530	37,515
Fannie Mae 6.00% 2038	21,181	23,059
Fannie Mae 6.00% 2038	13,430	14,621
Fannie Mae 6.00% 2038	13,095	14,256
Fannie Mae 6.00% 2038	10,298	11,211
Fannie Mae 6.00% 2038	3,625	3,946
Fannie Mae 3.561% 20392	7,113	7,387
Fannie Mae 3.631% 20392	3,235	3,364
Fannie Mae 3.673% 20392	1,091	1,140
Fannie Mae 3.73% 20392	3,157	3,304
Fannie Mae 3.777% 20392	6,418	6,706
Fannie Mae 3.816% 20392	1,953	2,042
Fannie Mae 3.843% 20392	2,145	2,245
Fannie Mae 3.848% 20392	3,662	3,802
Fannie Mae 3.923% 20392	656	688
Fannie Mae 3.933% 20392	2,407	2,522
Fannie Mae 3.939% 20392	7,730	8,127
Fannie Mae 5.118% 20392	2,578	2,751
Fannie Mae 6.00% 2039	27,035	29,388
Fannie Mae 6.00% 2039	2,417	2,629
Fannie Mae 6.00% 2039	1,492	1,625
Fannie Mae 6.50% 2039	2,324	2,591
Fannie Mae 3.50% 2040	14,348	13,569
Fannie Mae 3.50% 2040	14,323	13,545
Fannie Mae 4.00% 2040	29,850	29,476
Fannie Mae 4.00% 2040	25,000	24,687
Fannie Mae 4.00% 2040	24,853	24,557
Fannie Mae 5.00% 2040	22,425	23,511
Fannie Mae 5.00% 2040	12,846	13,468
Fannie Mae 5.00% 2040	11,190	11,732
Fannie Mae 5.00% 2040	9,763	10,236
Fannie Mae 5.00% 2040	8,960	9,394
Fannie Mae 5.50% 2040	6,761	7,234
Fannie Mae 5.50% 2040	5,944	6,361
Fannie Mae 3.50% 2041	16,171	15,293
Fannie Mae 3.50% 2041	14,153	13,384
Fannie Mae 4.00% 2041	25,000	24,656
Fannie Mae 5.00% 2041	7,013	7,344
Fannie Mae 6.00% 2041	23,368	25,395
Fannie Mae 6.50% 2047	6,167	6,786
Fannie Mae 7.00% 2047	365	405
Fannie Mae 7.00% 2047	74	82
Fannie Mae, Series 2001-4, Class GA, 9.901% 20252	387	447
Fannie Mae, Series 2001-4, Class NA, 11.672% 20252	702	781
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	977	1,143
Fannie Mae, Series 2001-20, Class D, 11.038% 20312	72	82
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	4,685	4,943
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036	3,831	3,428
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	16,631	17,917
Fannie Mae, Series 2006-114, Class PD, 6.00% 2036	7,641	8,287
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	5,242	5,753
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037	9,044	7,912
Fannie Mae, Series 2007-114, Class A7, 0.462% 20372	12,500	12,078
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	7,199	7,666
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	7,990	8,560
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	246	285
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	194	214
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	1,008	1,146
Freddie Mac 5.00% 2023	6,678	7,089
Freddie Mac 5.00% 2023	2,216	2,353
Freddie Mac 5.00% 2024	1,549	1,646
Freddie Mac 4.50% 2025	22,881	23,989
Freddie Mac 6.00% 2026	480	524
Freddie Mac 6.00% 2026	191	209
Freddie Mac 6.50% 2027	3,057	3,430
Freddie Mac 5.71% 20372	2,793	2,985
Freddie Mac 6.00% 2037	2,133	2,341
Freddie Mac 6.00% 2037	1,789	1,950
Freddie Mac 6.00% 2037	841	923
Freddie Mac 5.00% 2038	3	3
Freddie Mac 5.429% 20382	2,549	2,712
Freddie Mac 5.50% 2038	4,263	4,560
Freddie Mac 5.507% 20382	9,387	9,862
Freddie Mac 6.50% 2038	7,024	7,827
Freddie Mac 3.56% 20392	4,229	4,353
Freddie Mac 3.881% 20392	2,347	2,457
Freddie Mac 4.50% 2039	4,052	4,133
Freddie Mac 4.00% 2041	37,700	37,123
Freddie Mac, Series 2356, Class GD, 6.00% 2016	6,194	6,675
Freddie Mac, Series 1567, Class A, 0.713% 20232	54	54
Freddie Mac, Series 2626, Class NG, 3.50% 2023	805	827
Freddie Mac, Series T-041, Class 3-A, 7.283% 20322	447	524
Freddie Mac, Series 3061, Class PN, 5.50% 2035	10,477	11,453
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	7,741	6,610
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	3,818	3,269
Freddie Mac, Series 3156, Class NG, 6.00% 2036	5,303	5,839
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037	1,819	1,574
Freddie Mac, Series 3271, Class OA, 6.00% 2037	6,170	6,809
Government National Mortgage Assn. 4.00% 2039	2,890	2,900
Government National Mortgage Assn. 3.50% 2040	5,835	5,571
Government National Mortgage Assn. 4.00% 2040	10,585	10,621
Government National Mortgage Assn. 4.00% 2040	9,132	9,164
Government National Mortgage Assn. 4.00% 2040	1,525	1,530
Government National Mortgage Assn. 4.00% 2040	998	1,003
Government National Mortgage Assn. 4.50% 2040	48,989	50,985
Government National Mortgage Assn. 4.50% 2040	13,981	14,474
Government National Mortgage Assn. 4.50% 2040	5,748	5,951
FDIC Structured Sale Guaranteed Notes, Series 2010-L1A, Class A-1, 0% 20113	400	399
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20193	4,611	4,671
		1,423,781

Commercial mortgage-backed securities4 — 1.82%
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	1,000	1,054
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class E, 5.645% 20362	2,000	1,943
CS First Boston Mortgage Securities Corp., Series 2003-C5, Class G, 5.745% 20362,3	1,600	1,275
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	6,557	6,702
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class G, 4.617% 20383	2,000	1,867
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-2, 5.10% 20382	351	358
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20402	13,500	14,283
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	2,204	2,227
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	8,500	8,607
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.356% 20372	5,000	5,102
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	3,148	3,212
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	5,000	5,073
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 20422	1,000	1,048
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	17,615	18,611
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012	4,025	4,234
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20373	6,250	6,677
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20373	1,000	1,079
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20373	1,000	1,074
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20373	7,500	8,036
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20372	12,000	12,594
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20173	9,250	9,441
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.23% 20392	2,000	1,914
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	2,100	2,154
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.317% 20452	2,000	2,074
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	1,690	1,704
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 5.875% 20452	6,500	6,929
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	593	619
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	894	895
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.27% 20442	5,000	5,348
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20353	6,000	6,252
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.733% 20312,3	17,426	331
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	352	353
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	4,106	4,277
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)2	3,000	3,192
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.202% 20422	1,763	1,826
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.735% 20422	1,000	1,068
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-1, 5.294% 2041	1,240	1,255
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	1,250	1,251
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	1,095	1,095
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	719	722
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	433	433
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	222	222
Government Lease Trust, Series 1999-GSA1, Class A-4, MBIA insured, 6.48% 20113	157	157
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	87	87
		158,655

Other mortgage-backed securities4 — 0.63%
Bank of America 5.50% 20123	13,750	14,409
Compagnie de Financement Foncier 2.125% 20133	11,000	11,106
Bank of Montreal 2.85% 20153	7,500	7,614
Nationwide Building Society, Series 2007-2, 5.50% 20123	6,750	7,115
Northern Rock PLC 5.625% 20173	5,735	5,760
Banco Bilbao Vizcaya Argentaria, SA 5.75% 20173	5,000	5,065
HBOS Treasury Services PLC 5.00% 20113	1,000	1,026
HBOS Treasury Services PLC 5.25% 20173	1,070	1,103
Royal Bank of Canada 3.125% 20153	1,000	1,018
Bank of Nova Scotia 1.45% 20133	1,000	1,003
		55,219

Collateralized mortgage-backed obligations (privately originated)4 — 0.13%
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.382% 20462	5,423	5,367
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 2.951% 20352	3,418	3,204
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	330	330
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	304	309
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	480	486
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,210	1,245
Paine Webber CMO, Series O, Class 5, 9.50% 2019	103	115
		11,056

Total mortgage-backed obligations		1,648,711

FEDERAL AGENCY BONDS & NOTES — 8.48%
Fannie Mae 1.75% 2011	33,800	33,837
Fannie Mae 5.50% 2011	5,000	5,012
Fannie Mae 6.00% 2011	35,000	35,436
Fannie Mae 2.00% 2012	20,000	20,290
Fannie Mae 2.50% 2014	5,250	5,417
Fannie Mae 2.625% 2014	9,000	9,274
Fannie Mae 2.75% 2014	20,000	20,801
Fannie Mae 3.00% 2014	8,250	8,620
Fannie Mae 1.625% 2015	20,000	19,470
Fannie Mae 2.375% 2015	25,000	25,292
Fannie Mae 5.375% 2016	2,080	2,375
Freddie Mac 0.232% 20112	20,000	20,009
Freddie Mac 1.75% 2012	25,000	25,432
Freddie Mac 2.125% 2012	25,000	25,579
Freddie Mac 1.625% 2013	65,000	66,027
Freddie Mac 2.50% 2014	14,300	14,760
Freddie Mac 5.50% 2016	2,920	3,353
Federal Home Loan Bank 2.875% 2011	15,000	15,014
Federal Home Loan Bank 3.375% 2011	5,000	5,051
Federal Home Loan Bank 1.125% 2012	28,250	28,448
Federal Home Loan Bank 1.75% 2012	25,000	25,457
Federal Home Loan Bank 4.625% 2012	20,000	21,307
Federal Home Loan Bank 5.375% 2016	1,420	1,624
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.875% 2011	7,250	7,397
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.304% 20122	2,110	2,112
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.313% 20122	25,000	25,027
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,180
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	8,000	8,171
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 3.125% 2011	7,000	7,149
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.553% 20122	15,000	15,078
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	22,750	23,285
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 3.25% 2011	7,000	7,154
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 0.592% 20122	15,000	15,049
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	15,000	15,293
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 0.502% 20122	20,000	20,052
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	15,500	16,024
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	27,000	27,680
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	7,000	7,243
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 3.00% 2011	7,250	7,401
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	10,000	10,248
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	10,500	10,706
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 1.85% 2011	15,000	15,009
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	9,700	9,934
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	7,500	7,753
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	7,250	7,504
United States Government Agency-Guaranteed (FDIC insured), Wells Fargo & Co. 3.00% 2011	7,250	7,402
Federal Agricultural Mortgage Corp. 5.125% 2011	1,500	1,506
Federal Agricultural Mortgage Corp. 5.50% 20113	4,665	4,750
Federal Agricultural Mortgage Corp. 5.125% 20173	1,070	1,138
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,179
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	5,000	5,106
CoBank ACB 0.902% 20222,3	935	789
		739,204

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 4.14%
Europe Government Agency-Guaranteed, Dexia Credit Local 0.553% 20122,3	15,000	14,953
Europe Government Agency-Guaranteed, Dexia Credit Local 2.00% 20133	12,000	11,963
Europe Government Agency-Guaranteed, Dexia Credit Local 2.75% 20143	10,000	9,892
France Government Agency-Guaranteed, Société Finance 2.25% 20123	19,285	19,663
France Government Agency-Guaranteed, Société Finance 2.875% 20143	5,440	5,612
France Government Agency-Guaranteed, Société Finance 3.375% 20143	5,900	6,194
Australia and New Zealand Government Agency-Guaranteed,
Australia and New Zealand Banking Group Ltd. 0.584% 20122,3	20,000	20,060
Australia and New Zealand Government Agency-Guaranteed,
Australia and New Zealand Banking Group Ltd. 3.25% 20123	10,000	10,224
Province of Ontario, Series 1, 1.875% 2012	25,500	26,016
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20123	5,875	6,015
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.70% 20143	1,045	1,068
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 20143	14,000	14,776
Corporación Andina de Fomento 6.875% 2012	20,000	20,915
Sweden Government Agency-Guaranteed, Swedbank AB 2.80% 20123	8,250	8,390
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20133	10,000	10,327
United Kingdom Government Agency-Guaranteed, Lloyds TSB Bank PLC 2.80% 20123	18,000	18,287
Denmark Government Agency-Guaranteed, Danske Bank 0.663% 20122,3	7,500	7,523
Denmark Government Agency-Guaranteed, Danske Bank 2.50% 20123	10,000	10,211
Polish Government 5.25% 2014	5,000	5,365
Polish Government 5.00% 2015	8,000	8,504
Polish Government 6.375% 2019	2,825	3,156
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 20143	15,000	14,871
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20123	11,250	11,500
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20143	730	765
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20123	9,680	9,869
European Investment Bank 3.125% 2014	9,250	9,692
Finland (Republic of) 1.25% 20153	10,000	9,652
Nordic Investment Bank, Series D, 3.625% 2013	9,000	9,518
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20143	9,000	9,506
Austrian Government 2.00% 20123	8,250	8,472
Hungarian Government 6.25% 2020	8,000	8,234
Croatian Government 6.75% 20193	3,500	3,645
Croatian Government 6.75% 2019	2,000	2,083
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	4,250	5,387
Asian Development Bank 2.75% 2014	5,100	5,300
KfW 4.00% 2020	5,000	5,175
Chilean Government 3.875% 2020	5,000	4,875
United Mexican States Government Global 5.875% 2014	3,500	3,842
		361,500

ASSET-BACKED OBLIGATIONS4 — 1.16%
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	5,000	5,352
Chase Issuance Trust, Series 2006-8, Class A, 0.326% 20162	10,000	9,938
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	12,800	13,461
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	5,317	5,410
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	2,213	2,215
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015	7,359	7,442
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	6,244	6,255
BA Credit Card Trust, Series 2006-6, Class A, 0.296% 20132	6,000	5,997
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	5,805	5,915
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2015	5,602	5,875
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	4,986	5,103
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	4,250	4,513
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	3,719	3,810
Irwin Home Equity, Series 2006-1, Class 2-A2, AMBAC insured, 5.39% 20352,3	2,968	2,750
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	937	961
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	1,584	1,618
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	2,350	2,396
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	2,189	2,346
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 20233,5	2,895	2,345
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	2,360	2,277
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 20123	353	354
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 20123	946	950
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	1,285	1,292
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	929	1,000
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-3, 4.75% 2021	972	981
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 6.49% 20312	506	469
		101,025

MUNICIPALS — 0.62%
State of New York, Urban Development Corp., Service Contract Revenue Refunding Bonds, Series 2010-B, 5.00% 2014	15,000	16,372
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	10,000	10,586
State of Illinois, General Obligation Bonds, Taxable Series of January 2010, 3.321% 2013	10,000	10,002
State of New Jersey, General Obligation Refunding Bonds, Series H, Assured Guaranty Municipal insured, 5.25% 2015	8,000	9,008
Board of Regents of the University of Texas System, Revenue Financing System Taxable Bonds
(Build America Bonds-Direct Payment), Series 2010-D, 2.616% 2015	4,500	4,529
State of California, Department of Water Resources, Power Supply Revenue Bonds, Series 2010-M, 5.00% 2014	3,300	3,651
		54,148

Total bonds & notes (cost: $8,222,468,000)		8,460,994

Preferred securities — 0.03%

U.S. GOVERNMENT AGENCY SECURITIES — 0.03%
US AgBank 6.11%2,3	4,000	2,720

Total preferred securities (cost: $3,985,000)		2,720

Short-term securities — 3.75%

Freddie Mac 0.16%–0.21% due 3/21–7/6/2011	138,452	138,401
U.S. Treasury Bills 0.134%–0.187% due 3/10–6/16/2011	66,750	66,730
Federal Farm Credit Banks 0.20% due 6/6–6/9/2011	43,600	43,580
Coca-Cola Co. 0.21%–0.25% due 3/29–5/31/20113	37,700	37,685
Bank of America Corp. 0.17% due 3/1/2011	23,900	23,900
Federal Home Loan Bank 0.155% due 3/11/2011	16,500	16,499

Total short-term securities (cost: $326,773,000)		326,795

Total investment securities (cost: $8,553,226,000)		8,790,509
Other assets less liabilities		(70,398)

Net assets		$8,720,111

1	Index-linked bond whose principal amount moves with a government retail price index.
2	Coupon rate may change periodically.
3
Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $887,689,000, which represented 10.18% of the net assets of the fund.

4	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $7,721,000, which represented .09% of the net assets of the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-923-0411O-S25596

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: April 29, 2011

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: April 29, 2011